AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Shares	Security Description	Value
	PREFERRED STOCKS - 99.7%
	Communication Services - 4.0%
	AT&T, Inc.
121,539	5.350%, 11/01/2066	$3,032,398
75,819	5.625%, 08/01/2067	1,929,594
	Qwest Corporation
60,653	6.750%, 06/15/2057	1,498,129
		6,460,121
	Consumer Discretionary - 3.7%
	Brunswick Corporation
17,002	6.500%, 10/15/2048	441,372
21,138	6.375%, 04/15/2049	538,385
	Dillard's Capital Trust I
18,380	7.500%, 08/01/2038	496,260
	Ford Motor Company
68,924	6.200%, 06/01/2059	1,834,757
	Fossil Group, Inc.
13,785	7.000%, 11/30/2026	283,971
	Qurate Retail, Inc.
29,106	8.000%, 03/15/2031	1,539,707
	TravelCenters of America, Inc.
10,110	8.250%, 01/15/2028	264,882
11,028	8.000%, 12/15/2029	282,537
9,190	8.000%, 10/15/2030	234,529
		5,916,400
	Consumer Staples - 1.3%
	CHS, Inc.
38,598	Series 2, 7.100%, Perpetual (a)	1,022,075
45,261	Series 3, 6.750%, Perpetual (a)	1,208,016
		2,230,091
	Energy - 5.8%
	Altera Infrastructure LP
13,785	Series A, 7.250%, Perpetual	42,458
11,488	Series B, 8.500%, Perpetual	35,842
11,028	Series E, 8.875%, Perpetual (a)	34,518
	DCP Midstream LP
14,820	Series B, 7.875%, Perpetual (a)	357,162
10,110	Series C, 7.950%, Perpetual (a)	252,750
	Enbridge, Inc.
55,140	Series B, 6.375%, 04/15/2078 (a)	1,407,173
	Energy Transfer LP
41,355	Series C, 7.375%, Perpetual (a)	939,172
40,896	Series D, 7.625%, Perpetual (a)	970,053
73,521	Series E, 7.600%, Perpetual (a)	1,742,448
	NGL Energy Partners LP
28,917	Series B, 9.725%, Perpetual (a)	390,379
	NuStar Energy LP
20,815	Series A, 8.769%, Perpetual (a)	498,519
35,382	Series B, 7.673%, Perpetual (a)	741,253
15,853	Series C, 9.000%, Perpetual (a)	395,215
	NuStar Logistics LP
36,990	9.246%, 01/15/2043 (a)	924,010
	Seapeak LLC
11,488	9.000%, Perpetual	288,004
15,624	Series B, 8.500%, Perpetual (a)	398,881
		9,417,837
	Financials - 68.3% (b)
	ACRES Commercial Realty Corporation
11,028	Series C, 8.625%, Perpetual (a)	221,222
	AGNC Investment Corporation
29,868	Series C, 7.000%, Perpetual (a)	723,104
21,597	Series D, 6.875%, Perpetual (a)	470,815
36,990	Series E, 6.500%, Perpetual (a)	836,714
52,843	Series F, 6.125%, Perpetual (a)	1,177,870
	Allstate Corporation
52,843	Series G, 5.625%, Perpetual	1,362,292
45,951	5.100%, 01/15/2053 (a)	1,139,585
	American Equity Investment Life Holding Company
36,760	Series A, 5.950%, Perpetual (a)	894,739
27,570	Series B, 6.625%, Perpetual (a)	708,273
	American International Group, Inc.
45,950	Series A, 5.850%, Perpetual	1,204,349
	Annaly Capital Management, Inc.
66,168	Series F, 6.950%, Perpetual (a)	1,600,604
39,058	Series G, 6.500%, Perpetual (a)	871,774
40,666	Series I, 6.750%, Perpetual (a)	958,498
	Apollo Asset Management, Inc.
25,273	Series A, 6.375%, Perpetual	643,703
27,570	Series B, 6.375%, Perpetual	720,956
	Arbor Realty Trust, Inc.
25,618	Series F, 6.250%, Perpetual (a)	524,144
	Argo Group International Holdings, Ltd.
13,785	7.000%, Perpetual (a)	336,354
	Aspen Insurance Holdings, Ltd.
25,273	5.950%, Perpetual (a)	611,607
	Atlanticus Holdings Corporation
13,785	6.125%, 11/30/2026	326,015
	B. Riley Financial, Inc.
10,220	6.750%, 05/31/2024	255,602
13,096	6.375%, 02/28/2025	325,829
19,060	5.500%, 03/31/2026	465,064
15,367	6.500%, 09/30/2026	379,104
29,657	5.000%, 12/31/2026	691,008
21,138	6.000%, 01/31/2028	487,865
29,064	5.250%, 08/31/2028	639,117
	Bank of America Corporation
20,683	Series 2, 3.000%, Perpetual	384,290
14,548	Series 4, 4.000%, Perpetual	310,745
29,170	Series 5, 4.000%, Perpetual	614,320
21,947	Series E, 4.000%, Perpetual	456,278
72,634	Series K, 6.450%, 12/15/2066 (a)	1,875,410
93,385	Series GG, 6.000%, Perpetual	2,359,839
59,075	Series HH, 5.875%, Perpetual	1,496,961
	Brighthouse Financial, Inc.
34,464	6.250%, 09/15/2058	891,929
39,058	Series A, 6.600%, Perpetual	1,017,070
	Charles Schwab Corporation
68,925	Series D, 5.950%, Perpetual	1,772,751
	Chimera Investment Corporation
29,868	Series B, 8.000%, Perpetual (a)	657,096
23,895	Series C, 7.750%, Perpetual (a)	520,433
18,381	Series D, 8.000%, Perpetual (a)	399,052
	Citigroup, Inc.
87,306	Series J, 7.125%, Perpetual (a)	2,316,228
137,391	Series K, 6.875%, Perpetual (a)	3,688,949
	Citizens Financial Group, Inc.
27,570	Series D, 6.350%, Perpetual (a)	711,306
	Compass Diversified Holdings
9,190	Series A, 7.250%, Perpetual	227,452
9,189	Series B, 7.875%, Perpetual (a)	247,460
	ConnectOne Bancorp, Inc.
10,569	Series A, 5.250%, Perpetual (a)	253,550
	Cowen, Inc.
9,190	7.750%, 06/15/2033	235,172
	Dynex Capital, Inc.
10,246	Series C, 6.900%, Perpetual (a)	233,199
	Ellington Financial, Inc.
10,569	6.750%, Perpetual (a)	225,860
11,028	Series B, 6.250%, Perpetual (a)	223,427
	Enstar Group, Ltd.
36,760	Series D, 7.000%, Perpetual (a)	892,533
	Fifth Third Bancorp
18,381	Series A, 6.000%, Perpetual	469,267
	First Eagle Alternative Capital BDC, Inc.
10,257	5.000%, 05/25/2026	244,117
	First Horizon National Corporation
9,190	Series D, 6.100%, Perpetual (a)	232,599
	Gladstone Investment Corporation
11,758	5.000%, 05/01/2026	278,665
12,366	4.875%, 11/01/2028	296,289
	Goldman Sachs Group, Inc.
64,723	Series A, 3.750%, Perpetual	1,311,935
17,261	Series C, 4.000%, Perpetual	361,963
116,504	Series D, 4.000%, Perpetual	2,354,546
86,300	Series J, 5.500%, Perpetual (a)	2,164,404
60,411	Series K, 6.375%, Perpetual (a)	1,603,308
	Granite Point Mortgage Trust, Inc.
18,908	Series A, 7.000%, Perpetual (a)	407,089
	Hartford Financial Services Group, Inc.
31,707	Series G, 6.000%, Perpetual	831,358
	Heartland Financial USA, Inc.
10,569	Series E, 7.000%, Perpetual (a)	281,030
	Huntington Bancshares, Inc.
16,082	Series C, 5.700%, Perpetual	396,582
	Invesco Mortgage Capital, Inc.
14,245	Series B, 7.750%, Perpetual (a)	307,834
26,422	Series C, 7.500%, Perpetual (a)	606,385
	JPMorgan Chase & Company
138,962	Series DD, 5.750%, Perpetual	3,554,648
151,559	Series EE, 6.000%, Perpetual	4,023,891
	Kemper Corporation
13,785	5.875%, 03/15/2062 (a)	333,597
	M&T Bank Corporation
22,975	Series H, 5.625%, Perpetual (a)	601,945
	Merchants Bancorp
11,488	Series B, 6.000%, Perpetual (a)	272,036
	MetLife, Inc.
55,140	Series A, 4.000%, Perpetual	1,225,211
73,980	Series E, 5.625%, Perpetual	1,924,959
	MFA Financial, Inc.
25,273	Series C, 6.500%, Perpetual (a)	496,362
	Morgan Stanley
69,727	Series A, 4.000%, Perpetual	1,429,404
54,672	Series E, 7.125%, Perpetual (a)	1,435,140
53,879	Series F, 6.875%, Perpetual (a)	1,417,556
63,387	Series I, 6.375%, Perpetual (a)	1,678,488
63,387	Series K, 5.850%, Perpetual (a)	1,627,778
	New Residential Investment Corporation
14,269	Series A, 7.500%, Perpetual (a)	323,763
25,962	Series B, 7.125%, Perpetual (a)	578,174
36,990	Series C, 6.375%, Perpetual (a)	744,239
42,735	Series D, 7.000%, Perpetual (a)	948,290
	New York Community Bancorp, Inc.
47,329	Series A, 6.375%, Perpetual (a)	1,239,073
	New York Mortgage Trust, Inc.
14,069	Series D, 8.000%, Perpetual (a)	285,601
17,028	Series E, 7.875%, Perpetual (a)	364,569
11,488	Series F, 6.875%, Perpetual (a)	232,747
	Newtek Business Services Corporation
9,190	5.500%, 02/01/2026	224,695
	Oaktree Capital Group, LLC.
16,542	Series A, 6.625%, Perpetual	433,069
21,597	Series B, 6.550%, Perpetual	554,827
	PacWest Bancorp
47,168	Series A, 7.750%, Perpetual (a)	1,221,651
	PennyMac Mortgage Investment Trust
10,569	Series A, 8.125%, Perpetual (a)	261,794
17,922	Series B, 8.000%, Perpetual (a)	453,606
	PNC Financial Services Group, Inc.
137,850	Series P, 6.873%, Perpetual	3,483,469
	Popular Capital Trust II
11,947	6.125%, 12/01/2034	322,569
	Prudential Financial, Inc.
51,924	5.625%, 08/15/2058	1,339,120
	Ready Capital Corporation
18,500	5.750%, 02/15/2026	441,780
9,420	6.200%, 07/30/2026	227,493
	Regions Financial Corporation
45,951	Series B, 6.375%, Perpetual (a)	1,223,216
45,951	Series C, 5.700%, Perpetual (a)	1,155,208
	Reinsurance Group of America, Inc.
36,760	6.200%, 09/15/2042 (a)	931,498
	SiriusPoint, Ltd.
18,381	Series B, 8.000%, Perpetual (a)	449,967
	SLM Corporation
9,190	Series B, 3.529%, Perpetual (a)	536,788
	State Street Corporation
68,925	Series D, 5.900%, Perpetual (a)	1,774,819
45,951	Series G, 5.350%, Perpetual (a)	1,219,080
	Stifel Financial Corporation
14,703	Series B, 6.250%, Perpetual	385,072
	Synovus Financial Corporation
18,381	Series D, 6.300%, Perpetual (a)	470,002
32,166	Series E, 5.875%, Perpetual (a)	822,485
	Truist Financial Corporation
15,855	Series I, 4.000%, Perpetual	331,369
	Two Harbors Investment Corporation
13,212	Series A, 8.125%, Perpetual (a)	316,956
26,422	Series B, 7.625%, Perpetual (a)	591,060
27,111	Series C, 7.250%, Perpetual (a)	585,326
	U.S. Bancorp
91,902	Series B, 3.500%, Perpetual	1,819,660
	Unum Group
27,569	6.250%, 06/15/2058	718,448
	Valley National Bancorp
10,569	Series A, 6.250%, Perpetual (a)	275,322
9,190	Series B, 5.500%, Perpetual (a)	216,425
	W.R. Berkley Corporation
17,001	5.700%, 03/30/2058	422,985
	Webster Financial Corporation
12,408	Series G, 6.500%, Perpetual	310,572
	Wells Fargo & Company
158,529	Series Q, 5.850%, Perpetual (a)	3,879,205
77,196	Series R, 6.625%, Perpetual (a)	2,000,920
63,410	Series Y, 5.625%, Perpetual	1,583,982
	Western Alliance Bancorp
27,570	Series A, 4.250%, Perpetual (a)	663,334
	Wintrust Financial Corporation
11,488	Series D, 6.500%, Perpetual (a)	302,020
26,422	Series E, 6.875%, Perpetual (a)	700,183
	Zions Bancorp NA
12,773	Series G, 6.300%, Perpetual (a)	330,438
		110,452,772
	Industrials - 2.9%
	Air Lease Corporation
22,975	Series A, 6.150%, Perpetual (a)	560,820
	Atlas Corporation
11,703	Series D, 7.950%, Perpetual	300,767
20,736	Series H, 7.875%, Perpetual	517,985
13,785	Series I, 8.000%, Perpetual (a)	353,861
	Babcock & Wilcox Enterprises, Inc.
14,704	8.125%, 02/28/2026	367,453
13,917	6.500%, 12/31/2026	325,658
	Charah Solutions, Inc.
12,408	8.500%, 08/31/2026	280,048
	Fortress Transportation & Infrastructure Investors, LLC.
9,605	Series A, 8.250%, Perpetual (a)	224,565
11,349	Series B, 8.000%, Perpetual (a)	259,552
9,651	Series C, 8.250%, Perpetual (a)	230,755
	Global Ship Lease, Inc.
10,016	8.750%, Perpetual	254,106
	Steel Partners Holdings LP
14,537	Series A, 6.000%, 02/07/2026	338,276
	Textainer Group Holdings, Ltd.
13,785	7.000%, Perpetual (a)	338,422
	Triton International, Ltd.
13,212	8.000%, Perpetual	345,626
		4,697,894
	Information Technology - 0.2%
	Synchronoss Technologies, Inc.
11,488	8.375%, 06/30/2026	262,845

	Real Estate - 5.1%
	American Homes 4 Rent
10,569	Series G, 5.875%, Perpetual	268,347
10,569	Series H, 6.250%, Perpetual	272,786
	Brookfield DTLA Fund Office Trust Investor, Inc.
22,355	Series A, 7.625%, Perpetual	215,726
	Cedar Realty Trust, Inc.
11,488	Series C, 6.500%, Perpetual	76,625
	Digital Realty Trust, Inc.
18,380	Series J, 5.250%, Perpetual	464,646
19,299	Series K, 5.850%, Perpetual	502,160
	Federal Realty OP LC
13,784	Series C, 5.000%, Perpetual	350,941
	Global Net Lease, Inc.
15,621	Series A, 7.250%, Perpetual	402,553
	iStar, Inc.
9,190	Series D, 8.000%, Perpetual	234,620
11,488	Series I, 7.500%, Perpetual	283,524
	Kimco Realty Corporation
24,307	Series M, 5.250%, Perpetual	612,293
	National Storage Affiliates Trust
20,073	Series A, 6.000%, Perpetual	505,840
	Pennsylvania Real Estate Investment Trust
15,853	Series C, 7.200%, Perpetual	52,315
11,488	Series D, 6.875%, Perpetual	36,532
	Public Storage
25,732	Series F, 5.150%, Perpetual	661,570
27,569	Series G, 5.050%, Perpetual	700,804
26,193	Series H, 5.600%, Perpetual	695,948
	SITE Centers Corporation
16,083	Series A, 6.375%, Perpetual	414,780
	SL Green Realty Corporation
21,138	Series I, 6.500%, Perpetual	544,092
	Spirit Realty Capital, Inc.
15,853	Series A, 6.000%, Perpetual	410,276
	UMH Properties, Inc.
19,781	Series D, 6.375%, Perpetual	504,020
		8,210,398
	Utilities - 8.4%
	Alabama Power Company
22,975	Series A, 5.000%, Perpetual	576,443
	Algonquin Power & Utilities Corporation
32,166	Series 19-A, 6.200%, 07/01/2079 (a)	820,554
26,422	6.875%, 10/17/2078 (a)	683,009
	CMS Energy Corporation
18,381	5.625%, 03/15/2078	469,267
	Duke Energy Corporation
45,951	5.625%, 09/15/2078	1,194,726
91,901	Series A, 5.750%, Perpetual	2,435,377
	Entergy Arkansas, LLC.
37,679	4.875%, 09/01/2066	947,627
	Entergy Mississippi, LLC.
23,895	4.900%, 10/01/2066	598,092
	Entergy New Orleans, LLC.
10,110	5.500%, 04/01/2066	257,097
	Georgia Power Company
24,813	Series 2017, 5.000%, 10/01/2077	630,746
	NiSource, Inc.
45,951	Series B, 6.500%, Perpetual (a)	1,225,973
	SCE Trust III
25,273	Series H, 5.750%, Perpetual (a)	557,270
	SCE Trust IV
29,868	Series J, 5.375%, Perpetual (a)	607,814
	SCE Trust V
27,570	Series K, 5.450%, Perpetual (a)	645,689
	Southern Company
41,354	5.250%, 12/01/2077	1,053,700
	Tennessee Valley Authority
19,115	Series A, 2.216%, 05/01/2029	433,146
23,526	Series D, 2.134%, 06/01/2028	544,156
		13,680,686
	TOTAL PREFERRED STOCKS (Cost $166,790,174)	161,329,044

	SHORT-TERM INVESTMENTS - 0.9%
1,400,099	Invesco Government & Agency Portfolio, Institutional Class - 1.88% (c)	1,400,099
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,400,099)	1,400,099
	TOTAL INVESTMENTS (Cost $168,190,273) - 100.6%	162,729,143
	Liabilities in Excess of Other Assets - (0.6)%	(919,720)
	NET ASSETS - 100.0%	$161,809,423

	Percentages are stated as a percent of net assets.

(a)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2022.

(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of July 31, 2022.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

AAM Low Duration Preferred and Income Securities ETF

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$161,329,044	$-	$-	$161,329,044
Short-Term Investments	1,400,099	-	-	1,400,099
Total Investments in Securities	$162,729,143	$-	$-	$162,729,143

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.